BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration	$ 96,887
Payments for Merger Related Costs		$ 200
Total assets acquired	97,800				$ 97,801
Total liabilities	$ 2,700				2,702
Total liabilities assumed		2,702	$ 941	$ 822
Goodwill		$ 1,007,656	$ 1,005,868	$ 1,001,507	$ 1,000,749